Portfolio of Investments
Columbia Contrarian Core Fund, November 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.6%
Issuer	Shares	Value ($)
Communication Services 12.5%
Entertainment 2.3%
Activision Blizzard, Inc.	1,513,621	120,302,597
Walt Disney Co. (The)	891,253	131,914,357
Total		252,216,954
Interactive Media & Services 5.6%
Alphabet, Inc., Class A(a)	103,132	180,934,781
Alphabet, Inc., Class C(a)	120,171	211,589,886
Facebook, Inc., Class A(a)	776,429	215,047,540
Total		607,572,207
Media 3.0%
Comcast Corp., Class A	6,380,775	320,570,136
Wireless Telecommunication Services 1.6%
T-Mobile USA, Inc.(a)	1,284,605	170,775,389
Total Communication Services		1,351,134,686
Consumer Discretionary 11.5%
Hotels, Restaurants & Leisure 1.3%
Darden Restaurants, Inc.	543,152	58,649,553
McDonald’s Corp.	376,211	81,803,320
Total		140,452,873
Internet & Direct Marketing Retail 6.0%
Amazon.com, Inc.(a)	163,764	518,810,903
eBay, Inc.	2,697,024	136,010,920
Total		654,821,823
Multiline Retail 1.1%
Dollar Tree, Inc.(a)	1,133,544	123,828,346
Specialty Retail 2.6%
AutoZone, Inc.(a)	47,739	54,310,273
Lowe’s Companies, Inc.	1,268,113	197,597,368
Ulta Beauty, Inc.(a)	88,549	24,386,395
Total		276,294,036
Textiles, Apparel & Luxury Goods 0.5%
Tapestry, Inc.	1,012,628	28,677,625
Under Armour, Inc., Class A(a)	1,501,289	24,876,359
Total		53,553,984
Total Consumer Discretionary		1,248,951,062
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 6.2%
Beverages 1.5%
Coca-Cola Co. (The)	3,208,241	165,545,236
Food & Staples Retailing 1.1%
Sysco Corp.	1,592,045	113,496,888
Food Products 1.8%
ConAgra Foods, Inc.	1,998,911	73,080,186
Mondelez International, Inc., Class A	2,138,710	122,868,890
Total		195,949,076
Household Products 0.5%
Colgate-Palmolive Co.	652,788	55,904,764
Tobacco 1.3%
Philip Morris International, Inc.	1,906,975	144,453,356
Total Consumer Staples		675,349,320
Energy 2.4%
Oil, Gas & Consumable Fuels 2.4%
Canadian Natural Resources Ltd.	4,914,569	112,248,756
Chevron Corp.	1,153,939	100,600,402
EOG Resources, Inc.	956,255	44,829,234
Total		257,678,392
Total Energy		257,678,392
Financials 12.5%
Banks 3.8%
Bank of America Corp.	3,623,048	102,025,032
Citigroup, Inc.	2,411,118	132,780,268
JPMorgan Chase & Co.	1,485,512	175,112,155
Total		409,917,455
Capital Markets 3.5%
BlackRock, Inc.	265,026	185,080,907
Morgan Stanley	2,537,814	156,913,040
State Street Corp.	533,200	37,579,936
Total		379,573,883
Consumer Finance 1.0%
American Express Co.	912,109	108,167,006
Columbia Contrarian Core Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Contrarian Core Fund, November 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Diversified Financial Services 3.3%
Berkshire Hathaway, Inc., Class B(a)	1,565,222	358,294,968
Insurance 0.9%
Aon PLC, Class A	459,687	94,185,269
Total Financials		1,350,138,581
Health Care 10.9%
Biotechnology 0.7%
Alexion Pharmaceuticals, Inc.(a)	584,608	71,386,483
Health Care Equipment & Supplies 5.8%
Abbott Laboratories	1,079,060	116,775,873
Becton Dickinson and Co.	389,591	91,491,551
Dentsply Sirona, Inc.	1,299,864	66,150,079
Medtronic PLC	2,086,695	237,257,222
Stryker Corp.	521,043	121,611,436
Total		633,286,161
Health Care Providers & Services 2.5%
Anthem, Inc.	255,450	79,577,784
Cigna Corp.	404,251	84,545,054
CVS Health Corp.	393,528	26,677,263
Quest Diagnostics, Inc.	645,506	80,029,834
Total		270,829,935
Pharmaceuticals 1.9%
Johnson & Johnson	1,460,808	211,349,701
Total Health Care		1,186,852,280
Industrials 9.1%
Aerospace & Defense 1.7%
Raytheon Technologies Corp.	2,566,173	184,045,928
Airlines 0.2%
Southwest Airlines Co.	583,104	27,021,040
Building Products 1.3%
Carrier Global Corp.	3,786,840	144,164,999
Industrial Conglomerates 1.2%
Honeywell International, Inc.	627,847	128,030,560
Machinery 1.7%
Stanley Black & Decker, Inc.	989,585	182,390,411
Road & Rail 3.0%
Common Stocks (continued)
Issuer	Shares	Value ($)
Uber Technologies, Inc.(a)	2,874,410	142,743,201
Union Pacific Corp.	874,907	178,551,020
Total		321,294,221
Total Industrials		986,947,159
Information Technology 28.0%
Communications Equipment 0.5%
Cisco Systems, Inc.	1,286,486	55,344,628
Electronic Equipment, Instruments & Components 1.6%
TE Connectivity Ltd.	1,487,387	169,517,496
IT Services 6.7%
Automatic Data Processing, Inc.	311,891	54,231,607
Fidelity National Information Services, Inc.	1,305,581	193,761,276
Fiserv, Inc.(a)	1,354,768	156,042,178
MasterCard, Inc., Class A	658,869	221,716,007
PayPal Holdings, Inc.(a)	460,647	98,633,736
Total		724,384,804
Semiconductors & Semiconductor Equipment 3.5%
Lam Research Corp.	312,260	141,347,612
Marvell Technology Group Ltd.	717,846	33,229,091
NVIDIA Corp.	211,448	113,348,815
NXP Semiconductors NV	615,864	97,565,175
Total		385,490,693
Software 9.2%
Adobe, Inc.(a)	277,074	132,571,597
Autodesk, Inc.(a)	313,877	87,957,752
Intuit, Inc.	340,384	119,821,976
Microsoft Corp.	2,562,594	548,574,497
Palo Alto Networks, Inc.(a)	371,775	109,272,108
Total		998,197,930
Technology Hardware, Storage & Peripherals 6.5%
Apple, Inc.	5,329,958	634,531,500
Western Digital Corp.	1,545,989	69,383,986
Total		703,915,486
Total Information Technology		3,036,851,037

2	Columbia Contrarian Core Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Contrarian Core Fund, November 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 4.3%
Chemicals 3.2%
Air Products & Chemicals, Inc.	181,985	50,981,278
Corteva, Inc.	2,796,182	107,149,694
Nutrien Ltd.	3,278,509	161,532,139
Sherwin-Williams Co. (The)	40,695	30,424,803
Total		350,087,914
Metals & Mining 1.1%
Newmont Corp.	2,069,493	121,727,578
Total Materials		471,815,492
Real Estate 0.4%
Equity Real Estate Investment Trusts (REITS) 0.4%
American Tower Corp.	203,226	46,985,851
Total Real Estate		46,985,851
Utilities 1.8%
Electric Utilities 0.9%
American Electric Power Co., Inc.	1,163,362	98,757,800
Common Stocks (continued)
Issuer	Shares	Value ($)
Independent Power and Renewable Electricity Producers 0.9%
AES Corp. (The)	4,509,643	92,177,103
Total Utilities		190,934,903
Total Common Stocks (Cost $6,103,508,565)		10,803,638,763

Money Market Funds 0.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.122%(b),(c)	49,120,540	49,115,627
Total Money Market Funds (Cost $49,108,560)		49,115,627
Total Investments in Securities (Cost: $6,152,617,125)		10,852,754,390
Other Assets & Liabilities, Net		(10,683,526)
Net Assets		10,842,070,864

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.122%
	67,189,617	483,734,886	(501,804,760)	(4,116)	49,115,627	222	26,939	49,120,540
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Contrarian Core Fund | Quarterly Report 2020	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT133_08_L01_(01/21)